Stock Options and Warrants (Details Narrative 2) (USD $)	3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Dec. 21, 2011
Stock Options And Warrants Details Narrative 2
Shares authorized for issuance under 2012 Plan	44,657		90,000	90,000
Expense Related to the Issuance and Vesting of All Stock Options and Warrants	$ 75,082	$ 53,947
Granted warrants to purchase		6,840